Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2017
Registrant Name	INCOME FUND OF AMERICA
Central Index Key	0000050013
Amendment Flag	false
Document Creation Date	Aug. 11, 2017
Document Effective Date	Aug. 14, 2017
Prospectus Date	Apr. 07, 2017
INCOME FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AMECX
INCOME FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RIDAX
INCOME FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RIDBX
INCOME FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RIDCX
INCOME FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RIDEX
INCOME FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RIDFX
INCOME FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	IFACX
INCOME FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	IFAFX
INCOME FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CIMAX
INCOME FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CIMCX
INCOME FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CIMEX
INCOME FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CIMFX
INCOME FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	AMEFX
INCOME FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RIDGX
INCOME FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RIEBX
INCOME FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RIDHX
INCOME FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	FIFAX
INCOME FUND OF AMERICA® | Class 529-T
Prospectus:
Trading Symbol	TFAAX
INCOME FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TIAFX